Inventories (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Classes of current inventories [abstract]
Raw materials, consumables and changes in finished goods and work in progress	₨ 32,410		₨ 27,165	₨ 30,305
Inventory write-down	₨ 2,946	$ 45	₨ 3,085	₨ 2,746